Document And Entity Information (USD $)	12 Months Ended
	Feb. 02, 2013	Apr. 17, 2013	Jul. 28, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	dELiAs, Inc.
Document Type	8-K
Current Fiscal Year End Date	--02-02
Entity Common Stock, Shares Outstanding		31,939,615
Entity Public Float			$ 38,553,581
Amendment Flag	false
Entity Central Index Key	0001337885
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb. 02, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY